Statements of Operations - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Sales	$ 76,429	$ 50,909	$ 320,338	$ 59,653	$ 379,238	$ 141,289
Cost of Sales	75,730	66,990	98,639	79,933	385,673	132,216
Inventory Obsolescence	25,145		28,837	93,110	25,145	165,271
Gross Profit (Loss)	699	(16,081)	192,862	(113,390)	(31,580)	(156,198)
Operating Expenses
General and Administrative	956,640	1,080,518	1,853,089	2,567,486	3,689,175	6,465,861
Advertising and Marketing	209,390	69,822	749,059	118,191	833,933	882,765
Impairment Expense				59,163		59,163
Total Operating Expenses	1,166,030	1,150,340	2,602,148	2,744,840	4,523,108	7,407,789
Loss from Operations	(1,165,331)	(1,166,421)	(2,409,286)	(2,858,230)	(4,554,688)	(7,563,987)
Other (Income)/Expenses:
Interest Expense	293,386	2,817,128	398,648	2,054,438	1,275,693	2,700,221
(Gain) Loss on Extinguishment of Debt		196,500		(1,200,092)	191,138
(Gain) Loss on Change in Redemption Value of Series C Preferred Stock						(834,242)
(Gain) Loss on Lawsuit Judgment and Legal Settlement					(689,724)
(Gain) Loss on Change in Fair Value of Derivative Liability	(195,457)	(1,847,985)	332,759	1,795,205	(1,975,858)	3,413,465
Total Other (Income) Expenses	97,929	1,165,643	731,407	2,649,551	(1,198,751)	4,079,352
Loss Before Income Tax Provision	(1,263,260)	(2,332,064)	(3,140,693)	(5,507,781)	(3,355,937)	(11,643,339)
Income Tax Provision
Net Loss	$ (1,263,260)	$ (2,332,064)	$ (3,140,693)	$ (5,507,781)	$ (3,355,937)	$ (11,643,339)
Net Income (Loss) per Common Share - Basic and Diluted	$ (0.01)	$ (0.03)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.01)
Weighted Average Shares Outstanding	99,757,126	68,366,399	629,289,895	855,469,994	1,605,719,345	813,528,472